ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES	12 Months Ended
Sep. 30, 2023
ACCOUNTS PAYABLE ACCRUED LIABILITIES AND OTHER PAYABLES
ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

NOTE 4. ACCOUNTS PAYABLE, ACCRUED LIABILITIES AND OTHER PAYABLES

Accounts payable, accrued liabilities and other payables are comprised of the following:

	September 30, 2023	September 30, 2022
Accounts Payable	$1,110	$22,181
Accrued Liabilities and Other Payables	170,740	150,302
TOTAL	$171,850	$172,483

The accounts payable comprises amounts owing to individuals for professional and technical services provided to the Company.

Items included in the accrued liabilities and other payables are advances from non-related parties and accrued expenses for services received. As of September 30, 2022, the balance mainly consisted of advances from individuals. As of September 30, 2023, the balance mainly consisted of advances from individuals of $172,483.